Concentrations of Credit Risk and Major Customers and Suppliers	12 Months Ended
Dec. 31, 2017
Concentrations of Credit Risk and Major Customers and Suppliers [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

Note 18 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

Customers

For the years ended December 31, 2017, 2016 and 2015, customers accounting for 10% or more of the Company’s revenue were as follows:

	For the Years Ended December 31,
Customer	2017		2016		2015
Beijing Hezhong Qingyuan Environmental Protection Science and Technology Co., Ltd. (“Hezhong Qingyuan”)	35.19%		12.63%		*	%
Government of Jiangshan Town, Laixi District, Qingdao City, Shandong Province, PRC (“Jiangshan Town”)	31.70%		*	%	*	%
Beijing Aritime Intelligent Control Co., Ltd. (“Beijing Aritime”)	13.34%		*	%	*	%
Nanjing Blue Sky Environmental Protection Science and Technology Co., Ltd. (“Blue Sky”)	*	%	32.19%		*	%
Dalian Yihe Electric Power Installation Co., Ltd. (“Dalian Yihe”)	*	%	20.93%		*	%
Mojie	*	%	*	%	34.93%
Heilongjiang Binteer	*	%	*	%	17.40%

*	Less than 10%

Jiangshan Town and Blue Sky, accounted for 47.40% and 11.76% of the total current outstanding accounts receivable as of December 31, 2017, respectively.

Blue Sky and Dalate Sino German Environmental Protection Science and Technology Co., Ltd., a wholly owned subsidiary of Hezhong Qingyuan accounted for 12.52% and 46.96% of the Company’s total outstanding accounts receivable as of December 31, 2016, respectively.

Suppliers

For the years ended December 31, 2017, 2016 and 2015, suppliers accounting for 10% or more of the Company’s purchase were as follows:

	For the Years Ended December 31,
Supplier	2017		2016		2015
Dalian Huarui Heavy Industry Group Limited by Share Ltd. (“Dalian Huarui”)	43.35%		53.96%		*	%
Heilongjiang Binteer	*	%	*	%	45.31%

Dalian Huarui and Qingdao Longde Water Affair Engineering Co., Ltd. accounted for 50.56% and 18.44% of the total accounts payable and bank acceptance notes to vendors as of December 31, 2017, respectively.

Dalian Huarui accounted for 21.03% of the total advances to suppliers as of December 31, 2016.